KEY MANAGEMENT TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF KEY MANAGEMENT TRANSACTIONS

Remuneration to directors and key management who have the authority and responsibility for planning, directing and continuing the activities of the Company:

	2021	2020	2019
	$	$	$
Salaries, fees and benefits	1,342	1,510	1,227
Director’s fees	311	285	315
Share-based payments	970	1,175	962
	2,623	2,970	2,504